6. Derivative Liability (Details - Assumptions) - $ / shares	6 Months Ended
	May. 31, 2015	May. 22, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Market value of common stock on measurement date (1)	$ 0.423	$ 0.45
Adjusted conversion price (2)	$ 0.275	$ 0.293
Risk free interest rate (3)	0.26%	0.23%
Life of the note in years	11 months 23 days	1 year
Expected volatility (4)	94.50%	94.70%
Expected dividend yield (5)	0.00%	0.00%